23. LEASES (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases Details 2Abstract
Leases used	$ 7,263,735	$ 6,530,593	$ 6,870,636